Subsidiary Guarantors Subsidiary Guarantor Condensed Consolidating Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Subsidiary Guarantors [Line Items]
Net cash flows provided by operating activities	$ 114,243	$ 75,336	$ 60,419
Additions to property, plant and equipment	(149,944)	(167,907)	(76,938)
Acquisitions, net of cash acquired	0	0	(220,326)
Proceeds from sale of asset	76	15,398	0
Contribution to subsidiaries		0	0
Net cash provided by (used in) investing activities	(149,868)	(152,509)	(297,264)
Proceeds from long-term debt	601,400	1,043,750	964,279
Repayment of long-term debt	(503,100)	(916,750)	(1,012,779)
Proceeds from Senior Notes	0	22,889	27,683
Payment of debt issuance costs	0	(614)	(9,116)
Proceeds from derivative contracts	1,323	14,449	6,267
Common unit issued in equity offerings	102,388	96,173	0
Issuance costs for equity offerings	(4,519)	(4,518)	0
Exercise of Warrants	0	31,804	89,745
Repurchase of common units	(1,858)	(2,501)	(1,401)
Distributions to members and affiliates	(125,911)	(119,211)	(74,512)
Contribution from parent			0
Net cash provided by (used in) financing activities	69,723	165,471	(9,834)
Net Cash Provided by (Used in) Discontinued Operations	(34,047)	(89,150)	243,507
Net increase in cash and cash equivalents	51	(852)	(3,172)
CASH AND CASH EQUIVALENTS—Beginning of period	25	877	4,049
CASH AND CASH EQUIVALENTS—End of period	76	25	877
Parent Company [Member]
Subsidiary Guarantors [Line Items]
Net cash flows provided by operating activities	(34,610)	(108,061)	9,318
Additions to property, plant and equipment	(115)	(1,551)	(389)
Acquisitions, net of cash acquired			0
Proceeds from sale of asset	0	0
Contribution to subsidiaries		(236,971)	(227,583)
Net cash provided by (used in) investing activities	(115)	(238,522)	(227,972)
Proceeds from long-term debt	601,400	1,043,750	964,279
Repayment of long-term debt	(503,100)	(916,750)	(1,012,779)
Proceeds from Senior Notes		22,889	27,683
Payment of debt issuance costs		(614)	(9,116)
Proceeds from derivative contracts	1,323	14,449	6,267
Common unit issued in equity offerings	102,388	96,173
Issuance costs for equity offerings	(4,519)	(4,518)
Exercise of Warrants		31,804	89,745
Repurchase of common units	(1,858)	(2,501)	(1,401)
Distributions to members and affiliates	(125,911)	(119,211)	(74,512)
Contribution from parent			0
Net cash provided by (used in) financing activities	69,723	165,471	(9,834)
Net Cash Provided by (Used in) Discontinued Operations		181,463	224,917
Net increase in cash and cash equivalents	(433)	351	(3,571)
CASH AND CASH EQUIVALENTS—Beginning of period	1,670	1,319	4,890
CASH AND CASH EQUIVALENTS—End of period	1,237	1,670	1,319
Co-issuer [Member]
Subsidiary Guarantors [Line Items]
Net cash flows provided by operating activities	0	0	0
Additions to property, plant and equipment	0	0	0
Acquisitions, net of cash acquired			0
Proceeds from sale of asset	0	0
Contribution to subsidiaries		0	0
Net cash provided by (used in) investing activities	0	0	0
Proceeds from long-term debt	0	0	0
Repayment of long-term debt	0	0	0
Proceeds from Senior Notes		0	0
Payment of debt issuance costs		0	0
Proceeds from derivative contracts	0	0	0
Common unit issued in equity offerings	0	0
Issuance costs for equity offerings	0	0
Exercise of Warrants		0	0
Repurchase of common units	0	0	0
Distributions to members and affiliates	0	0	0
Contribution from parent			0
Net cash provided by (used in) financing activities	0	0	0
Net Cash Provided by (Used in) Discontinued Operations	0	0	0
Net increase in cash and cash equivalents	0	0	0
CASH AND CASH EQUIVALENTS—Beginning of period	1	1	1
CASH AND CASH EQUIVALENTS—End of period	1	1	1
Guarantor Subsidiaries [Member]
Subsidiary Guarantors [Line Items]
Net cash flows provided by operating activities	148,853	183,397	51,101
Additions to property, plant and equipment	(149,829)	(166,356)	(76,549)
Acquisitions, net of cash acquired			(220,326)
Proceeds from sale of asset	76	15,398
Contribution to subsidiaries		0	0
Net cash provided by (used in) investing activities	(149,753)	(150,958)	(296,875)
Proceeds from long-term debt	0	0	0
Repayment of long-term debt	0	0	0
Proceeds from Senior Notes		0	0
Payment of debt issuance costs		0	0
Proceeds from derivative contracts	0	0	0
Common unit issued in equity offerings	0	0
Issuance costs for equity offerings	0	0
Exercise of Warrants		0	0
Repurchase of common units	0	0	0
Distributions to members and affiliates	0	0	0
Contribution from parent			227,583
Net cash provided by (used in) financing activities	0	0	227,583
Net Cash Provided by (Used in) Discontinued Operations	1,343	(33,699)	18,504
Net increase in cash and cash equivalents	443	(1,260)	313
CASH AND CASH EQUIVALENTS—Beginning of period	(1,832)	(572)	(885)
CASH AND CASH EQUIVALENTS—End of period	(1,389)	(1,832)	(572)
Non-Guarantor Subsidiaries [Member]
Subsidiary Guarantors [Line Items]
Net cash flows provided by operating activities	0	0	0
Additions to property, plant and equipment	0	0	0
Acquisitions, net of cash acquired			0
Proceeds from sale of asset	0	0
Contribution to subsidiaries		0	0
Net cash provided by (used in) investing activities	0	0	0
Proceeds from long-term debt	0	0	0
Repayment of long-term debt	0	0	0
Proceeds from Senior Notes		0	0
Payment of debt issuance costs		0	0
Proceeds from derivative contracts	0	0	0
Common unit issued in equity offerings	0	0
Issuance costs for equity offerings	0	0
Exercise of Warrants		0	0
Repurchase of common units	0	0	0
Distributions to members and affiliates	0	0	0
Net cash provided by (used in) financing activities	0	0	0
Net Cash Provided by (Used in) Discontinued Operations	41	57	86
Net increase in cash and cash equivalents	41	57	86
CASH AND CASH EQUIVALENTS—Beginning of period	186	129	43
CASH AND CASH EQUIVALENTS—End of period	227	186	129
Consolidation, Eliminations [Member]
Subsidiary Guarantors [Line Items]
Net cash flows provided by operating activities	0	0	0
Additions to property, plant and equipment	0	0	0
Acquisitions, net of cash acquired			0
Proceeds from sale of asset	0	0
Contribution to subsidiaries		236,971	227,583
Net cash provided by (used in) investing activities	0	236,971	227,583
Proceeds from long-term debt	0	0	0
Repayment of long-term debt	0	0	0
Proceeds from Senior Notes		0	0
Payment of debt issuance costs		0	0
Proceeds from derivative contracts	0	0	0
Common unit issued in equity offerings	0	0
Issuance costs for equity offerings	0	0
Exercise of Warrants		0	0
Repurchase of common units	0	0	0
Distributions to members and affiliates	0	0	0
Contribution from parent			(227,583)
Net cash provided by (used in) financing activities	0	0	(227,583)
Net Cash Provided by (Used in) Discontinued Operations	0	(236,971)	0
Net increase in cash and cash equivalents	0	0	0
CASH AND CASH EQUIVALENTS—Beginning of period	0	0	0
CASH AND CASH EQUIVALENTS—End of period	0	0	0
Parent [Member]
Subsidiary Guarantors [Line Items]
Net Cash Provided by (Used in) Discontinued Operations	$ (35,431)